13F-HR
          09/30/2010

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@emiemm.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      11/12/2010

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                34
FORM 13F Information Table Value Total:                            44,326

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AVNET INC COM STK             COM     053807103       222            8,220        SH    SOLE               8,220
BRIGHTPOINT INC COM           COM     109473405        75           10,704        SH    SOLE              10,704
CARNIVAL CORP                 COM     143658300       134            3,501        SH    SOLE               3,501
CHINA SUNERGY CO LTD ADR      COM     16942X104       138           31,115        SH    SOLE              31,115
DOMINOS PIZZA                 COM     25754A201       148           11,192        SH    SOLE              11,192
EARTHLINK INC COM STK         COM     270321102       167           18,345        SH    SOLE              18,345
ENTEGRIS INC COM STK          COM     29362U104        64           13,633        SH    SOLE              13,633
FLAGSTAR BANCORP INC COM STK  COM     337930507        60           33,161        SH    SOLE              33,161
GENCORP INC COM STK           COM     368682100       103           20,856        SH    SOLE              20,856
GRAN TIERRA ENERGY INC COM ST COM     38500T101       100           12,960        SH    SOLE              12,960
GT SOLAR INTERNATIONAL COM ST COM     3623E0209       107           12,801        SH    SOLE              12,801
HECLA MNG CO COM STK          COM     422704106        84           13,352        SH    SOLE              13,352
INFINERA CORP                 COM     45667G103       167           14,288        SH    SOLE              14,288
INTEGRATED DEVICE TECHNOLOGY  COM     458118106        67           11,474        SH    SOLE              11,474
JA SOLAR HLD ADR              COM     466090107       248           27,174        SH    SOLE              27,174
KULICKE & SOFFA INDS INC COM  COM     501242101        82           13,286        SH    SOLE              13,286
ORIGIN AGRITECH LTD COM STK   COM     G67828106       108           13,422        SH    SOLE              13,422
PACER INTERNATIONAL INC TENNE COM     69373H106        62           10,312        SH    SOLE              10,312
SELECT COMFORT CORP COM STK   COM     81616X103        71           10,502        SH    SOLE              10,502
SILVERCORP METAL              COM     82835P103       151           18,219        SH    SOLE              18,219
SMART MODULAR TECHNOLOGIES (W COM     G82245104        85           14,124        SH    SOLE              14,124
THE MCCLATCHY COMPANY CL A CO COM     579489105        73           18,675        SH    SOLE              18,675
TOUSA INC COM                 COM     872962105         0           31,608        SH    SOLE              31,608
W&T OFFSHORE INC COM STK      COM     92922P106       107           10,118        SH    SOLE              10,118
YRC WORLDWIDE INC COM         COM     984249102        16           64,128        SH    SOLE              64,128
Russell 3000                  ETF     464287689    14,505          214,474        SH    SOLE             214,474
IPath GSCI                    ETF     06738C794     1,752           58,250        SH    SOLE              58,250
MSCI EAFE Index               ETF     464287465     6,658          121,093        SH    SOLE             121,093
MSCI Taiwan Index             ETF     464286731       221           16,300        SH    SOLE              16,300
S&P 500 Depository            ETF     78462F103     4,959           43,350        SH    SOLE              43,350
S&P 100 Index                 ETF     464287101     1,937           37,500        SH    SOLE              37,500
MSCI EmergingMarkets          ETF     464287234     7,589          169,620        SH    SOLE             169,620
Barclays 1-3 yr CD            ETF     464288646     2,006           19,100        SH    SOLE              19,100
IBOXX Investment Group        ETF     464287242     2,059           18,200        SH    SOLE              18,200